TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectus,

Summary Prospectuses and Statement of Additional Information

Transamerica ClearTrack® 2015

Transamerica ClearTrack® 2020

Transamerica ClearTrack® 2025

Transamerica ClearTrack® 2030

Transamerica ClearTrack® 2035

Transamerica ClearTrack® 2040

Transamerica ClearTrack® 2045

Transamerica ClearTrack® 2050

Transamerica ClearTrack® 2055

Transamerica ClearTrack® 2060

Transamerica ClearTrack® Retirement Income

(each, a “Fund” and collectively, the “Funds”)

* * *

Effective August 7, 2021, QS Investors, LLC (“QS Investors”), a wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Resources”), will merge with and into Franklin Advisers, Inc. (“Franklin Advisers”), also a wholly-owned subsidiary of Franklin Resources. All of QS Investors’ rights and obligations under the sub-advisory agreements with Transamerica Asset Management, Inc. with respect to the Funds will be transferred to Franklin Advisers, and Franklin Advisers will serve as the sub-adviser to the Funds. Each Fund’s investment objective, principal investment strategies, principal risks, investment manager and investment management and sub-advisory fee schedules will remain the same. As of that date, all references to QS Investors as sub-adviser to the Funds in the Prospectus, Summary Prospectuses and Statement of Additional Information are replaced with Franklin Advisers.

All changes described below are effective August 7, 2021.

The following replaces the information relating to QS Investors in the Prospectus in the sub-section entitled “Further Information About The Sub-Adviser” under the section entitled “Shareholder Information – Sub-Adviser”:

Franklin Advisers, Inc. has been a registered investment adviser since 1986. As of December 31, 2020, Franklin Advisers, Inc. had approximately $362 billion in total assets under management. Franklin Advisers, Inc. is a wholly-owned subsidiary of Franklin Resources, Inc.

* * *

The following replaces the corresponding information in the Prospectus and Summary Prospectus for each of Transamerica ClearTrack® 2015, Transamerica ClearTrack® 2020, Transamerica ClearTrack® 2025, Transamerica ClearTrack® 2030, Transamerica ClearTrack® 2035, Transamerica ClearTrack® 2040, Transamerica ClearTrack® 2045, Transamerica ClearTrack® 2050 and Transamerica ClearTrack® Retirement Income” under the section entitled “Management”:

Management:

Investment Manager: Transamerica Asset Management, Inc.

Sub-Adviser: Franklin Advisers, Inc.

Portfolio Managers:

Laura Green, CFA	Portfolio Manager	since 2021

Jacqueline Kenney, CFA	Portfolio Manager	since 2021

Thomas Picciochi	Portfolio Manager	since 2015

* * *

The following replaces the corresponding information in the Prospectus and Summary Prospectus for each of Transamerica ClearTrack® 2055 and Transamerica ClearTrack® 2060” under the section entitled “Management”:

Management:

Investment Manager: Transamerica Asset Management, Inc.

Sub-Adviser: Franklin Advisers, Inc.

Portfolio Managers:

Laura Green, CFA	Portfolio Manager	since 2021

Jacqueline Kenney, CFA	Portfolio Manager	since 2021

Thomas Picciochi	Portfolio Manager	since 2017

* * *

The following replaces the corresponding information in the Prospectus for the section entitled “Shareholder Information – Portfolio Manager(s)” for each of the Funds:

Name	Sub-Adviser	Positions Over Past Five Years
Laura Green, CFA	Franklin Advisers, Inc.	Portfolio Manager of the funds since 2021; Vice President and Portfolio Manager at Franklin Templeton Investment Solutions, wholly-owned by Franklin Advisers, Inc. (formerly, QS Investors, LLC) since 2010

Jacqueline Kenney, CFA	Franklin Advisers, Inc.	Portfolio Manager of the funds since 2021; Vice President and Portfolio Manager at` Franklin Templeton Investment Solutions, wholly-owned by Franklin Advisers, Inc. (formerly, QS Investors, LLC) since 2010

Thomas Picciochi	Franklin Advisers, Inc.	Portfolio Manager of the funds (except Transamerica ClearTrack® 2055 and Transamerica ClearTrack® 2060) since 2015; Portfolio Manager of Transamerica ClearTrack® 2055 and Transamerica ClearTrack® 2060) since 2017; Head of Portfolio Management at Franklin Advisers, Inc. (formerly, QS Investors, LLC) since 2020, Head of Multi-Asset Portfolio Management at Franklin Advisers, Inc. from 2010 - 2020

* * *

The following replaces the corresponding information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – Franklin Advisers, Inc. (formerly, QS Investors, LLC) (“Franklin Advisers”)”:

Transamerica ClearTrack® 2015

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Laura Green, CFA*	0	$0	8	$304 million	21	$433 million
Jacqueline Kenney, CFA*	13	$2.41 billion	7	$497 million	6	$222 million
Thomas Picciochi	35	$8.31 billion	32	$5.08 billion	36	$675 million

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Laura Green, CFA*	0	$0	0	$0	1	$49 million
Jacqueline Kenney, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	0	$0	0	$0	1	$45 million

*	As of June 30, 2021

Transamerica ClearTrack® 2020

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Laura Green, CFA*	0	$0	8	$304 million	21	$433 million
Jacqueline Kenney, CFA*	13	$2.41 billion	7	$497 million	6	$222 million
Thomas Picciochi	35	$8.31 billion	32	$5.08 billion	36	$675 million

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Laura Green, CFA*	0	$0	0	$0	1	$49 million
Jacqueline Kenney, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	0	$0	0	$0	1	$45 million

*	As of June 30, 2021

Transamerica ClearTrack® 2025

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Laura Green, CFA*	0	$0	8	$304 million	21	$433 million
Jacqueline Kenney, CFA*	13	$2.41 billion	7	$497 million	6	$222 million
Thomas Picciochi	35	$8.31 billion	32	$5.08 billion	36	$675 million

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Laura Green, CFA*	0	$0	0	$0	1	$49 million
Jacqueline Kenney, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	0	$0	0	$0	1	$45 million

*	As of June 30, 2021

Transamerica ClearTrack® 2030

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Laura Green, CFA*	0	$0	8	$304 million	21	$433 million
Jacqueline Kenney, CFA*	13	$2.41 billion	7	$497 million	6	$222 million
Thomas Picciochi	35	$8.31 billion	32	$5.08 billion	36	$675 million

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Laura Green, CFA*	0	$0	0	$0	1	$49 million
Jacqueline Kenney, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	0	$0	0	$0	1	$45 million

*	As of June 30, 2021

Transamerica ClearTrack® 2035

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Laura Green, CFA*	0	$0	8	$304 million	21	$433 million
Jacqueline Kenney, CFA*	13	$2.41 billion	7	$497 million	6	$222 million
Thomas Picciochi	35	$8.31 billion	32	$5.08 billion	36	$675 million

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Laura Green, CFA*	0	$0	0	$0	1	$49 million
Jacqueline Kenney, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	0	$0	0	$0	1	$45 million

*	As of June 30, 2021

Transamerica ClearTrack® 2040

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Laura Green, CFA*	0	$0	8	$304 million	21	$433 million
Jacqueline Kenney, CFA*	13	$2.41 billion	7	$497 million	6	$222 million
Thomas Picciochi	35	$8.31 billion	32	$5.08 billion	36	$675 million

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Laura Green, CFA*	0	$0	0	$0	1	$49 million
Jacqueline Kenney, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	0	$0	0	$0	1	$45 million

*	As of June 30, 2021

Transamerica ClearTrack® 2045

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Laura Green, CFA*	0	$0	8	$304 million	21	$433 million
Jacqueline Kenney, CFA*	13	$2.41 billion	7	$497 million	6	$222 million
Thomas Picciochi	35	$8.31 billion	32	$5.08 billion	36	$675 million

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Laura Green, CFA*	0	$0	0	$0	1	$49 million
Jacqueline Kenney, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	0	$0	0	$0	1	$45 million

*	As of June 30, 2021

Transamerica ClearTrack® 2050

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Laura Green, CFA*	0	$0	8	$304 million	21	$433 million
Jacqueline Kenney, CFA*	13	$2.41 billion	7	$497 million	6	$222 million
Thomas Picciochi	35	$8.31 billion	32	$5.08 billion	36	$675 million

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Laura Green, CFA*	0	$0	0	$0	1	$49 million
Jacqueline Kenney, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	0	$0	0	$0	1	$45 million

*	As of June 30, 2021

Transamerica ClearTrack® 2055

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Laura Green, CFA*	0	$0	8	$304 million	21	$433 million
Jacqueline Kenney, CFA*	13	$2.41 billion	7	$497 million	6	$222 million
Thomas Picciochi	35	$8.31 billion	32	$5.08 billion	36	$675 million

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Laura Green, CFA*	0	$0	0	$0	1	$49 million
Jacqueline Kenney, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	0	$0	0	$0	1	$45 million

*	As of June 30, 2021

Transamerica ClearTrack® 2060

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Laura Green, CFA*	0	$0	8	$304 million	21	$433 million
Jacqueline Kenney, CFA*	13	$2.41 billion	7	$497 million	6	$222 million
Thomas Picciochi	35	$8.31 billion	32	$5.08 billion	36	$675 million

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Laura Green, CFA*	0	$0	0	$0	1	$49 million
Jacqueline Kenney, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	0	$0	0	$0	1	$45 million

*	As of June 30, 2021

Transamerica ClearTrack® Retirement Income

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Laura Green, CFA*	0	$0	8	$304 million	21	$433 million
Jacqueline Kenney, CFA*	13	$2.41 billion	7	$497 million	6	$222 million
Thomas Picciochi	35	$8.31 billion	32	$5.08 billion	36	$675 million

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Laura Green, CFA*	0	$0	0	$0	1	$49 million
Jacqueline Kenney, CFA*	0	$0	0	$0	0	$0
Thomas Picciochi	0	$0	0	$0	1	$45 million

*	As of June 30, 2021

* * *

Investors Should Retain this Supplement for Future Reference

August 6, 2021